Schedule of Deferred Sales Inducement Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Deferred Sales Inducements [Roll Forward]
Balance, beginning of year	$ 19,510	$ 18,345	$ 18,745
Capitalization	1,492	2,370	1,842
Interest	1,020	971	987
Amortization	(2,924)	(1,762)	(5,171)
Change in shadow DSI	2,050	(414)	1,942
Balance, end of year	$ 21,148	$ 19,510	$ 18,345